CONDENSED CONSOLIDATED OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net income	$ (16,312)	$ (17,656)	$ (15,194)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	6,097	5,285	5,071
Provision for loan losses	3,775	6,150	4,345
Gain on sale of premises and equipment and other real estate, net	(105)	(32)	(61)
Writedown of other real estate	208	493	81
Deferred income tax benefit	(574)	(763)	(589)
Income from equity-method investments, net	(363)	59	(83)
(Loss) on calls of securities, net	191	170	159
Net gain on sale of mortgage loans	(2,126)	(2,366)	(3,015)
Originations of loans held for sale	(166,240)	(203,582)	(268,203)
Proceeds from sale of loans held for sale	174,923	198,492	266,614
Decrease in prepaid FDIC assessment	0	0	(7,659)
(Increase) decrease in other assets	114	3,564	(4,046)
Increase (decrease) in all other liabilities	3,103	(2,857)	3,330
Net cash provided by operating activities	35,315	22,269	11,138
Securities available-for-sale:
Proceeds from maturities and calls	80,156	65,844	29,488
Purchases	(79,888)	(62,409)	(50,823)
Securities held to maturity:
Proceeds from maturities and calls	42,613	33,256	37,868
Purchases	(55,228)	(31,076)	(36,369)
Loan principal collections in excess of originations, net	(99,398)	(45,135)	(71,692)
Purchase of premises and equipment, net	(4,044)	(4,428)	(2,726)
Purchases of FRB and FHLB stock, net	(196)	229	322
Investment in equity-method investments	(5)	(752)	(37)
Proceeds from sale of other real estate	1,158	1,144	711
Acquistion of WBI net of cash acquired	(2,250)	0	0
Net cash provided (used) by investing activities	(117,082)	(43,327)	(93,258)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net increase in demand, savings and money market deposits	163,466	96,846	112,881
Net decrease in time deposits	(90,186)	(1,213)	35,909
Overnight borrowings, net	0	0	(4,400)
Principal repayments of term borrowings	(330)	(9,534)	(11,720)
Proceeds from sale of treasury stock	46	54	33
Payments to acquire treasury stock	(219)	(511)	(360)
Proceeds from issuance of treasury stock under stock option plan	0	310	0
Tax benefit from stock option exercise	0	232	0
Change in noncontrolling interest, net	(2,906)	0	0
Dividends paid	(5,405)	(5,121)	(4,669)
Net cash provided by financing activities	70,278	81,063	127,674
Net increase in cash and cash equivalents	(11,489)	60,005	45,554
Cash and cash equivalents - beginning of period	138,229	78,224	32,670
Cash and cash equivalents - end of period	126,740	138,229	78,224
Supplemental Cash Flow Information [Abstract]
Interest paid	12,251	15,444	21,447
Income taxes paid	7,395	8,029	4,926
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Real estate acquired in settlement of loans	1,861	2,927	2,864
Fairvalueofacquisitionsabstract [Abstract]
Fair value of assets acquired (noncash)	10,178	0	0
Fair value of liabilities assumed.	$ 8,445	$ 0	$ 0